Vanguard Commodity Strategy Fund

Supplement Dated November 8, 2021, to the Prospectus Dated February 26, 2021

Important Changes to the Fund

The following replaces similar text under the heading "Investment Advisor" in the Fund Summary section:

Portfolio Managers

Fei Xu, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2019.

Joshua C. Barrickman, CFA, Principal of Vanguard and co-head of Vanguard's Fixed Income Indexing Americas. He has co-managed the Fund since its inception in 2019.

Prospectus Text Changes

The following replaces similar text under the heading "Investment Advisor" in the More on the Fund section:

The managers primarily responsible for the day-to-day management of the Fund are:

Fei Xu, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2004, has managed investment portfolios since 2017, and has co-managed the Fund since its inception in 2019. Education: B.S., Peking University; M.S., University of California, Los Angeles; M.B.A., Duke University.

Joshua C. Barrickman, CFA, Principal of Vanguard and co-head of Vanguard's Fixed Income Indexing Americas. He has been with Vanguard since 1998, has worked in investment management since 1999, has managed investment portfolios since 2005, and has co-managed the Fund since its inception in 2019. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

The Fund's Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of shares of the Fund.

CFA® is a registered trademark owned by CFA Institute

© 2021 The Vanguard Group, Inc. All rights reserved.	PS 517A 112021
Vanguard Marketing Corporation, Distributor.

Vanguard Alternative Strategies Fund

Supplement Dated November 8, 2021, to the Prospectus Dated February 26, 2021

Important Changes to the Fund

The following replaces similar text under the heading "Investment Advisor" in the Fund Summary section:

Portfolio Manager

Fei Xu, CFA, Portfolio Manager at Vanguard. He has managed the Fund since 2017.

Prospectus Text Changes

The following replaces similar text under the heading "Investment Advisor" in the More on the Fund section:

The manager primarily responsible for the day-to-day management of the Fund is:

Fei Xu, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2004, has managed investment portfolios since 2017, and has managed the Fund since 2017. Education: B.S., Peking University; M.S., University of California, Los Angeles; M.B.A., Duke University.

The Fund's Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of shares of the Fund.

CFA® is a registered trademark owned by CFA Institute

© 2021 The Vanguard Group, Inc. All rights reserved.	PS 1298A 112021
Vanguard Marketing Corporation, Distributor.

Vanguard Trustees' Equity Fund

Supplement Dated November 8, 2021, to the Statement of Additional Information Dated February 26, 2021

Important Changes to Vanguard Alternative Strategies Fund and Vanguard Commodity Strategy Fund

Fei Xu, who co-managed Vanguard Alternative Strategies Fund with Anatoly Shtekhman, is now the sole portfolio manager of the Fund. Additionally, Fei Xu and Joshua C. Barrickman, who co-managed Vanguard Commodity Strategy Fund with Anatoly Shtekhman, are now the remaining portfolio managers of the Fund. All references to Anatoly Shtekhman are hereby removed from the Statement of Additional Information.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 046B 112021